Share-based Compensation - Fair Values of Share Options Granted (Details) - Share Options	12 Months Ended
	Dec. 31, 2020 Multiple ¥ / shares	Dec. 31, 2019 Multiple ¥ / shares	Dec. 31, 2018 Multiple ¥ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, Minimum	57.77%	49.92%	50.71%
Expected volatility, Maximum	58.65%	50.65%	51.25%
Risk-free interest rate, Minimum	0.82%	1.80%	2.83%
Risk-free interest rate, Maximum	1.09%	2.52%	3.15%
Exercise multiple | Multiple	2.8	2.8	2.8
Expected dividend yield	0.00%	0.00%	0.00%
Contractual term	10 years	10 years	10 years
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)	0.00%	0.00%	0.00%
Share price	¥ 41.50	¥ 94.96	¥ 122.52
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)	20.00%	20.00%	20.00%
Share price	¥ 77.78	¥ 310.64	¥ 153.23